MAINSTAY VP SERIES FUND, INC.

MainStay VP ICAP Select Equity Portfolio

Supplement dated May 13, 2009 (“Supplement”)
to the Prospectus dated May 1, 2009 (“Prospectus”)

This Supplement updates certain information contained in the above-dated Prospectus for MainStay VP Series Fund, Inc. (the “Fund”) regarding the above listed Portfolio, a series of the Fund.  You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010.

Applicable to MainStay VP ICAP Select Equity Portfolio only:

The table entitled “Fees and Expenses of the Portfolio” and accompanying footnotes are hereby revised to remove all references to a management fee waiver as follows:

	Initial Class	Service Class
Management Fee[1]	0.77%	0.77%
Distribution and Service (12b-1) Fees[2]	None	0.25%
Other Expenses	0.06%	0.06%
Total Annual Portfolio Operating Expenses	0.83%	1.08%

1 The management fee for the Portfolio is an annual percentage of the Portfolio’s average daily net assets as follows:  0.80% on assets up to $250 million; 0.75% on assets from $250 million to $1 billion; and 0.74% on assets over $1 billion.

2 Because the 12b-1 fee is an ongoing fee charged against the assets of the Portfolio, long-term shareholders may indirectly pay an amount that is more than the equivalent of paying other types of sales charges.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

MAINSTAY VP SERIES FUND, INC.

MainStay VP ICAP Select Equity Portfolio

Supplement dated May 13, 2009 (“Supplement”)
to the Prospectus dated May 1, 2009 (“Prospectus”)

This Supplement updates certain information contained in the above-dated Prospectus for MainStay VP Series Fund, Inc. (the “Fund”) regarding the above listed Portfolio, a series of the Fund.  You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010.

Applicable to MainStay VP ICAP Select Equity Portfolio only:

The table entitled “Fees and Expenses of the Portfolio” and the accompanying footnote are hereby revised to remove all references to a management fee waiver as follows:

Initial Class
Management Fee[1]	0.77%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.83%

1 The management fee for the Portfolio is an annual percentage of the Portfolio’s average daily net assets as follows:  0.80% on assets up to $250 million; 0.75% on assets from $250 million to $1 billion; and 0.74% on assets over $1 billion.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE